ACQUISITION OF TARUS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loss before provision for income taxes	$ (5,302)		$ (4,089)	$ (13,117)	$ (10,771)
Net loss and other comprehensive loss				(10,211)	(10,306)
Total comprehensive loss for year	(11,518)		(4,206)	(14,228)	(10,306)
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(4,759)	[1]	(4,362)	(12,200)	(13,431)
Loss before provision for income taxes	(5,302)	[1]	(4,281)	(12,833)	(13,110)
Net loss and other comprehensive loss	(7,501)	[1]	(4,398)	(9,927)	(12,645)
Total comprehensive loss for year	$ (11,518)	[1]	$ (4,398)	$ (13,945)	$ (12,645)
Loss per share	$ (0.44)	[1]	$ (0.23)	$ (0.60)	$ (0.77)

[1]	Includes the results of operations of Tarus for the period and, accordingly, there are no pro forma adjustments for the three months ended December 31, 2022.